SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income, Acquisitions and Disposal of Investments (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended					12 Months Ended
	Nov. 14, 2014	Feb. 28, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Cortina
Accumulated Other Comprehensive Income
Cost-method Investments, Realized Losses, Excluding Other than Temporary Impairments							$ 1.5
Investment, ownership interest (as a percent)	1.00%
Inphi Corporation
Accumulated Other Comprehensive Income
Number of shares received in exchange for investment	124,395
Fair value of investment									$ 2.3
Unrealized gain from available-for-sale investments									$ 0.5
Number of shares of equity securities sold		124,395				124,395
Cash consideration		$ 2.4				$ 2.4
Realized gain on other income		$ 0.6				$ 0.6
Cash proceeds from sale of assets					$ 0.7			$ 1.0
Net carrying value of assets sold				$ 0.0	$ 0.0			$ 0.0
Escrow deposit			$ 0.1	$ 0.3